Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Current Assets:
Cash	$ 1,753	$ 4,558	$ 8,256
Cash in escrow			2,080
Accounts receivable, net	29,864	20,718	24,568
Prepaid expenses and other current assets	3,227	988	1,251
Total Current Assets	34,844	26,264	36,155
Property and equipment, net	1,262	865	1,066
Goodwill	27,696	23,828	27,045
Intangible assets, net	16,614	13,649	16,017
Other assets	6,465	3,506	3,168
Right of use asset	8,693	5,578	3,433
Total Assets	95,574	73,690	86,884
Current Liabilities:
Accounts payable and accrued expenses	16,005	12,532	15,030
Accrued expenses - related party	215	216	2,306
Current debt, related party			1,139
Current portion of debt	345	9,223	1,260
PPP Loans			12,468
Accounts receivable financing	19,113	15,199	16,986
Leases - current liabilities	1,010	1,006	1,211
Earnout liabilities	8,344	4,054
Other current liabilities	3,573	2,503
Other current liabilities		6,557	6,548
Total Current Liabilities	48,605	44,733	56,948
Long-term debt, related party			32,182
Long-term debt	9,016	279	834
Redeemable Series H preferred stock, net	8,340
PPP Loans, non-current			6,927
Leases - noncurrent	8,477	4,568	2,226
Other long-term liabilities	829	785	3,787
Total Liabilities	75,267	50,365	102,904
Commitments and contingencies
Contingently redeemable Series E Preferred Stock			2,080
Stockholders’ Equity:
Preferred stock
Common stock, $0.00001 par value, 200,000,000 shares authorized; 2,433,199 and 1,758,835 shares issued and outstanding, as of October 1, 2022 and January 1, 2022, respectively	1	1	1
Additional paid in capital	110,968	107,183	73,844
Accumulated other comprehensive (loss) income	(3,085)	162	223
Accumulated deficit	(87,577)	(84,021)	(92,179)
Total Stockholders’ Equity	20,307	23,325	(18,100)
Total Liabilities and Stockholders’ Equity	95,574	73,690	86,884
Revision of Prior Period, Reclassification, Adjustment [Member]
Current Assets:
Cash		4,558
Accounts receivable, net		20,718
Prepaid expenses and other current assets		988
Total Current Assets		26,264
Property and equipment, net		865
Goodwill		23,828
Intangible assets, net		13,649
Other assets		3,506
Right of use asset		5,578
Total Assets		73,690
Current Liabilities:
Accounts payable and accrued expenses		12,532
Accrued expenses - related party		216
Current portion of debt		9,223
Accounts receivable financing		15,199
Leases - current liabilities		1,006
Earnout liabilities		4,054
Other current liabilities		2,503
Total Current Liabilities		44,733
Long-term debt		279
Redeemable Series H preferred stock, net
Leases - noncurrent		4,568
Other long-term liabilities		785
Total Liabilities		50,365
Commitments and contingencies
Stockholders’ Equity:
Preferred stock
Common stock, $0.00001 par value, 200,000,000 shares authorized; 2,433,199 and 1,758,835 shares issued and outstanding, as of October 1, 2022 and January 1, 2022, respectively		1
Additional paid in capital		107,183
Accumulated other comprehensive (loss) income		162
Accumulated deficit		(84,021)
Total Stockholders’ Equity		23,324
Total Liabilities and Stockholders’ Equity		73,690
Series E Preferred Stock [Member]
Current Liabilities:
Contingently redeemable Series E Preferred Stock			2,080
Stockholders’ Equity:
Preferred stock			11
Series E-1 Preferred Stock [Member]
Current Liabilities:
Contingently redeemable Series E Preferred Stock
Series J Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock
Series J Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Stockholders’ Equity:
Preferred stock